UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total operating revenues	$ 72,114	$ 77,361	$ 141,929	$ 147,271
Vessel operating expenses	(12,991)	(14,913)	(29,203)	(31,723)
Voyage and commission expenses	(2,359)	(1,621)	(4,543)	(3,479)
Administrative expenses	(3,913)	(3,251)	(7,630)	(7,117)
Depreciation and amortization	(20,046)	(21,368)	(40,009)	(42,808)
Total operating expenses	(39,309)	(41,153)	(81,385)	(85,127)
Operating income	32,805	36,208	60,544	62,144
Other non-operating income	164	4,195	328	4,195
Financial (expense)/income
Interest income	4,615	2,409	9,105	3,484
Interest expense	(17,115)	(20,695)	(34,610)	(41,472)
Losses on derivative instruments	(4,472)	(24,502)	(51,307)	(38,469)
Other financial items, net	237	746	1,027	216
Net financial expenses	(16,735)	(42,042)	(75,785)	(76,241)
Income/(loss) before tax, equity in net earnings of affiliate and non-controlling interests	16,234	(1,639)	(14,913)	(9,902)
Income taxes	(4,886)	(4,926)	(8,748)	(10,215)
Equity in net earnings of affiliate	2,935	1,327	4,723	1,592
Net income/(loss)	14,283	(5,238)	(18,938)	(18,525)
Net (income)/loss attributable to non-controlling interests	(19)	(278)	58	(1,989)
Net income/(loss) attributable to Golar LNG Partners LP Owners	14,264	(5,516)	(18,880)	(20,514)
General partner's interest in net income/(loss)	224	(171)	(499)	(531)
Preferred unitholders’ interest in net income	3,052	3,019	6,071	6,038
Common unitholders’ interest in net income/(loss)	$ 10,988	$ (8,364)	$ (24,452)	$ (26,021)
Earnings/(loss) per unit
Cash distributions paid per common unit in the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.42	$ 0.81
Cash distributions declared per common unit in the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.04	$ 0.81
Time Charter
Total operating revenues	$ 72,114	$ 77,361	$ 141,929	$ 147,271
Common Units
Financial (expense)/income
Net income/(loss) attributable to Golar LNG Partners LP Owners	$ 10,988	$ (8,364)	$ (24,452)	$ (26,021)
Earnings/(loss) per unit
Common unit (basic and diluted) (in dollars per share)	$ 0.16	$ (0.12)	$ (0.35)	$ (0.37)